SHARE CAPITAL AND RESERVES (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2023 $ / shares	Mar. 31, 2023 $ / shares
Share Capital and Reserves
Number of options outstanding, beginning	6,480,000	5,480,000
Weighted average exercise price outstanding, beginning	$ 0.10	$ 0.09
Number of options Granted	520,000	1,000,000
Weighted average exercise price Granted	$ 0.125	$ 0.11
Number of options outstanding, ending	7,000,000	6,480,000
Weighted average exercise price outstanding, ending	$ 0.11	$ 0.10